Summary of Significant Accounting Policies - Schedule of Revenues by Sales Term (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	$ 42,228,757	$ 39,075,090	$ 28,378,669
CIF [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	436,150	259,423	141,728
CNF/CFR [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	915,348	844,234	751,136
EX WORK [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	34,626,430	32,176,323	22,159,531
DAP [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	2,717,133	3,847,963	2,382,159
FOB [Member]
Schedule of Revenues by Sales Term [Line Items]
Total Revenues	$ 3,533,696	$ 1,947,147	$ 2,944,115